CARE AND MAINTENANCE - Disclosure of detailed information about care and maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Care And Maintenance [Line Items]
Care and maintenance	$ 1,356	$ 5,233
Depreciation and depletion [Member]
Care And Maintenance [Line Items]
Care and maintenance	55	214
Salaries, wages and benefits [Member]
Care And Maintenance [Line Items]
Care and maintenance	497	2,473
Direct general and administrative [Member]
Care And Maintenance [Line Items]
Care and maintenance	$ 804	$ 2,546